Related parties - Transactions with Board of Directors (Details) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	May 08, 2019 director
Related parties
Number of Directors on the Board | director				9
Number of number of independent Directors on the Board | director				3
Social tax liability related to equity awards	₽ 7,453	₽ 4,068
Directors
Directors remuneration
Cash compensation	30,460	30,099	₽ 17,281
Equity awards, including social taxes	24,654	23,597	15,025
Pension contributions	4,628	6,238	2,930
Other social contributions	717	400	195
Total remuneration	₽ 60,459	₽ 60,334	₽ 35,431